Investments (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commercial mortgage loans
Net commercial mortgage loans	499,814	562,368
70% and less | Maximum
Commercial mortgage loans
Loan-to-value percentage	70.00%	70.00%
71 - 80% | Minimum
Commercial mortgage loans
Loan-to-value percentage	71.00%	71.00%
71 - 80% | Maximum
Commercial mortgage loans
Loan-to-value percentage	80.00%	80.00%
81 - 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	81.00%	81.00%
81 - 95% | Maximum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Greater than 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Commercial mortgage loans
Commercial mortgage loans
Commercial mortgage loans	501,278	564,415
Less valuation allowance	(1,464)	(2,047)
Net commercial mortgage loans	499,814	562,368
% of Gross Mortgage Loans (as a percent)	100.00%	100.00%
Debt-Service Coverage Ratio	1.90	2.01
Commercial mortgage loans | Minimum
Commercial mortgage loans
Commercial mortgage loans	77	22
Commercial mortgage loans | Maximum
Commercial mortgage loans
Commercial mortgage loans	12,251	12,500
Commercial mortgage loans | 70% and less
Commercial mortgage loans
Commercial mortgage loans	447,941	497,411
% of Gross Mortgage Loans (as a percent)	89.40%	88.20%
Debt-Service Coverage Ratio	1.99	2.08
Commercial mortgage loans | 71 - 80%
Commercial mortgage loans
Commercial mortgage loans	40,651	41,943
% of Gross Mortgage Loans (as a percent)	8.10%	7.40%
Debt-Service Coverage Ratio	1.28	1.60
Commercial mortgage loans | 81 - 95%
Commercial mortgage loans
Commercial mortgage loans	6,155	18,687
% of Gross Mortgage Loans (as a percent)	1.20%	3.30%
Debt-Service Coverage Ratio	0.99	1.35
Commercial mortgage loans | Greater than 95%
Commercial mortgage loans
Commercial mortgage loans	6,531	6,374
% of Gross Mortgage Loans (as a percent)	1.30%	1.10%
Debt-Service Coverage Ratio	0.43	0.85
Commercial mortgage loans | Investment portfolio | Geographic concentration risk | California, New York and Utah
Commercial mortgage loans
Concentration percentage	39.00%